Other reserves (Tables)	12 Months Ended
Dec. 31, 2025
Other reserves [Abstract]
Other Reserves

	2025 US$’000	2024 US$’000	2023 US$’000
(a) Composition:
Share-based payment reserve	6,589	3,918	3,788
Hedging reserve	7,826	20,705	39,312
Capital reserve	480,270	482,382	(25,137)
Translation reserve	127	(198)	(63)
Fair value reserve	(26,051)	10,906	9,720
	468,761	517,713	27,620

	2025 US$’000	2024 US$’000	2023 US$’000
(b) Movements of the reserves

Hedging reserve
At beginning of the financial year	20,705	39,312	68,458
Fair value (losses)/gains on cash flow hedges	(2,822)	14,522	13,378
Reclassification to profit or loss	(10,057)	(33,129)	(42,524)
At end of the financial year	7,826	20,705	39,312

Fair value reserve
At beginning of the financial year	10,906	9,720	—
Fair value (losses)/gains on revaluation	(36,957)	1,186	9,720
At end of the financial year	(26,051)	10,906	9,720